UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

 17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices)(Zip code)

Emile Molineaux

Gemini Fund Services, LLC.,80 Arkay Drive., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

866-447-4228

Date of fiscal year end:

6/30

Date of reporting period:   9/30/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Eventide Gilead Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2014
Shares		Value

	COMMON STOCK - 81.6%
	AUTO MANUFACTURERS - 0.9%
26,300	Tesla Motors, Inc. *	$ 6,382,484

	AUTO PARTS & EQUIPMENT - 9.8%
125,600	BorgWarner, Inc.	6,607,816
7,142,857	Car Charging Group, Inc. * † ^	3,703,286
160,900	Lear Corp.	13,903,369
149,700	Magna International, Inc.	14,208,027
198,400	TRW Automotive Holdings Corp. *	20,088,000
147,100	WABCO Holdings, Inc. *	13,378,745
		71,889,243
	BIOTECHNOLOGY - 13.7% *
95,000	Applied Genetic Technologies Corp.	1,767,950
318,800	Bluebird Bio, Inc.	11,438,544
164,000	Celgene Corp.	15,543,920
228,800	Celldex Therapeutics, Inc.	2,965,248
620,100	Five Prime Therapeutics, Inc.	7,273,773
116,200	Ligand Pharmaceuticals, Inc.	5,460,238
93,000	MacroGenics, Inc.	1,943,700
233,800	Medivation, Inc.	23,115,806
185,500	NPS Pharmaceuticals, Inc.	4,823,000
181,800	NewLink Genetics Corp.	3,894,156
1,449,700	Novavax, Inc.	6,045,249
384,200	Sangamo BioSciences, Inc.	4,143,597
435,500	Stemline Therapeutics, Inc.	5,426,330
676,400	Veracyte, Inc.	6,594,900
		100,436,411
	CHEMICALS - 3.8%
201,300	Methanex Corp.	13,446,840
113,900	LyondellBasell Industries NV	14,549,574
		27,996,414
	COMMERCIAL SERVICES - 4.9%
315,600	Franklin Covey Co. *	6,182,604
212,600	KAR Auction Services, Inc.	6,086,738
255,200	Macquarie Infrastructure Co. LLC	17,021,840
182,800	Quanta Services, Inc. *	6,633,812
		35,924,994
	COMPUTERS - 1.6%
160,400	Synaptics, Inc. *	11,741,280

	DIVERSIFIED FINANCIAL SERVICES- 0.9%
399,600	Aircastle, Ltd.	6,537,456

	ELECTRIC - 2.8%
597,700	Calpine Corp. *	12,970,090
253,400	NRG Energy, Inc.	7,723,632
		20,693,722

Eventide Gilead Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014
Shares		Value

	ENERGY-ALTERNATE SOURCES - 0.9%
190,000	Solazyme, Inc. *	$ 1,417,400
89,000	SolarCity Corp. *	5,304,400
		6,721,800
	ENGINEERING & CONSTRUCTION - 1.5%
193,800	Chicago Bridge & Iron Co. NV	11,211,330

	FOOD- 1.4%
849,600	SunOpta, Inc. *	10,254,672

	FOREST PRODUCTS & PAPER - 1.0%
198,600	Domtar Corp.	6,976,818

	MACHINERY-CONSTRUCTION/MINING - 1.3%
303,500	Terex Corp.	9,642,195

	MACHINERY-DIVERSIFIED - 2.2%
100,000	Cognex Corp. *	4,027,000
144,700	Wabtec Corp.	11,726,488
		15,753,488
	OIL & GAS- 2.0%
144,800	EOG Resources, Inc.	14,338,096

	OIL & GAS SERVICES- 0.9%
103,900	Oceaneering International, Inc.	6,771,163

	PHARMACEUTICALS - 12.4%
283,700	AbbVie, Inc.	16,386,512
341,100	ACADIA Pharmaceuticals, Inc. *	8,445,636
356,500	Agios Pharmaceuticals, Inc. *	21,871,275
80,000	Akebia Therapeutics, Inc. *	1,770,400
312,000	Chimerix, Inc. *	8,617,440
1,027,400	Dyax Corp. *	10,397,288
71,400	Pharmacyclics, Inc. *	8,384,502
293,000	Portola Pharmaceuticals, Inc. *	7,407,040
220,100	Sarepta Therapeutics, Inc. *	4,644,110
151,000	Tetraphase Pharmaceuticals, Inc. *	3,012,450
		90,936,653
	RETAIL - 2.2%
305,600	Lowe's Cos., Inc.	16,172,352

Eventide Gilead Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014
Shares		Value

	SEMICONDUCTORS - 6.3%
93,800	ASML Holding NV	$ 9,269,316
684,200	Inphi Corp. *	9,838,796
292,600	Linear Technology Corp.	12,988,514
729,100	SunEdison, Inc. *	13,765,408
		45,862,034
	SOFTWARE - 7.2% *
128,500	Aspen Technology Inc	4,847,020
193,300	inContact, Inc.	1,680,744
222,200	Interactive Intelligence Group, Inc.	9,287,960
267,600	Red Hat, Inc.	15,025,740
170,100	Tableau Software, Inc.	12,357,765
97,800	Vmware, Inc.	9,177,552
		52,376,781
	TELECOMMUNICATIONS - 2.8%
205,600	Palo Alto Networks, Inc. *	20,169,359

	TRANSPORTATION - 1.1%
360,200	Costamare, Inc.	7,909,992

	TOTAL COMMON STOCK (Cost $534,318,049)	596,698,737

	WARRANTS - 0.0%
7,142,857	Car Charging Group, Inc. * † ^	-
1,928,571	Car Charging Group, Inc. * † ^	-
		-
	REITs- 2.7%
393,800	Columbia Property Trust, Inc.	9,400,006
130,700	Crown Castle International Corp.	10,525,271
	TOTAL REITs (Cost $19,359,127)	19,925,277
Par Value
	CORPORATE BONDS - 0.0%
$ 120,000	Calvert Social Investment Foundation, 1.50%, 03/31/2015	120,000
145,000	Calvert Social Investment Foundation, 1.50%, 11/15/2015	145,000
	TOTAL CORPORATE BONDS (Cost $264,588)	265,000
Shares
	SHORT-TERM INVESTMENTS - 15.4%
112,672,503	Fidelity Institutional Money Market Fund - Institutional Class, 0.01%** (Cost $112,672,503)	112,672,503

	TOTAL INVESTMENTS - 99.7% (Cost $666,614,267)(a)	$ 729,561,517
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%	1,744,659
	TOTAL NET ASSETS - 100.0%	$ 731,306,176

* Non-Income producing security.
** Interest rate reflects seven-day effective yield on September 30, 2014.
† The value of this security has been determined in good faith under the policy of the Board of Trustees
^ Unregistered shares
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $666,614,267.
and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 98,553,420
	Unrealized depreciation	(35,606,170)
	Net unrealized appreciation	$ 62,947,250

Eventide Healthcare & Life Sciences Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2014
Shares		Value

	COMMON STOCK - 94.7%
	BIOTECHNOLOGY - 42.3% *
62,100	Acceleron Pharma, Inc.	$ 1,877,904
20,000	Aegerion Pharmaceuticals, Inc.	667,600
110,500	Applied Genetic Technologies Corp.	2,056,405
20,000	Avalanche Biotechnologies, Inc.	683,800
30,200	BioMarin Pharmaceutical, Inc.	2,179,232
76,900	Bluebird Bio, Inc.	2,759,172
26,000	Celgene Corp.	2,464,280
59,900	Celldex Therapeutics, Inc.	776,304
29,000	Cubist Pharmaceuticals, Inc.	1,923,860
153,500	Five Prime Therapeutics, Inc.	1,800,555
88,600	Insmed, Inc.	1,156,230
30,000	Karyopharm Therapeutics, Inc.	1,048,200
33,500	Ligand Pharmaceuticals, Inc.	1,574,165
201,600	MEI Pharma, Inc.	1,391,040
98,000	MacroGenics, Inc.	2,048,200
41,500	Medivation, Inc.	4,103,104
38,400	NPS Pharmaceuticals, Inc.	998,400
33,900	NewLink Genetics Corp.	726,138
459,000	Novavax, Inc.	1,914,030
52,800	OncoMed Pharmaceuticals, Inc.	999,504
99,400	Repligen Corp.	1,979,054
40,200	Sage Therapeutics, Inc.	1,266,300
98,300	Sangamo BioSciences, Inc.	1,060,166
144,300	Stemline Therapeutics, Inc.	1,797,978
91,800	Sunesis Pharmaceuticals, Inc.	655,452
52,600	Ultragenyx Pharmaceutical, Inc.	2,977,160
20,900	Verastem, Inc.	178,068
240,600	Veracyte, Inc.	2,345,850
177,200	XOMA Corp.	746,012
		46,154,163
	COMMERCIAL SERVICES - 1.6%
114,700	Arrowhead Research Corp. *	1,694,119

	ELECTRONICS - 1.0%
14,800	FEI Co.	1,116,216

	HEALTHCARE-PRODUCTS - 8.0%
152,300	AtriCure, Inc. *	2,241,856
73,900	Bruker Corp. *	1,368,259
52,700	Cardiovascular Systems, Inc. *	1,245,301
75,000	Natus Medical, Inc. *	2,213,250
80,000	Tandem Diabetes Care, Inc. *	1,073,600
5,800	Teleflex, Inc.	609,232
		8,751,498

Eventide Healthcare & Life Sciences Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014
Shares			Value
	PHARMACEUTICALS - 37.6%
47,000	AbbVie, Inc.		$ 2,714,720
82,100	ACADIA Pharmaceuticals, Inc. *		2,032,796
139,400	AcelRx Pharmaceuticals, Inc. *		765,306
75,100	Agios Pharmaceuticals, Inc. *		4,607,385
86,200	Akebia Therapeutics, Inc. *		1,907,606
153,800	Cempra, Inc. *		1,685,648
106,600	Chimerix, Inc. *		2,944,292
63,700	Dicerna Pharmaceuticals, Inc. *		810,901
303,000	Dyax Corp. *		3,066,360
25,000	GW Pharmaceuticals PLC *		2,021,250
76,300	Hyperion Therapeutics, Inc. *		1,924,286
96,600	Neurocrine Biosciences, Inc. *		1,513,722
13,300	Pacira Pharmaceuticals, Inc. *		1,289,036
11,200	Pharmacyclics, Inc. *		1,315,216
79,400	Portola Pharmaceuticals, Inc. *		2,007,232
40,400	Raptor Pharmaceutical Corp. *		387,436
11,800	Salix Pharmaceuticals, Ltd. *		1,843,632
39,000	Sarepta Therapeutics, Inc. *		822,900
257,000	Supernus Pharmaceuticals, Inc. *		2,233,330
149,900	Tetraphase Pharmaceuticals, Inc. *		2,990,505
155,000	TG Therapeutics, Inc. *		1,653,850
49,100	UniQure B.V. *		452,211
			40,989,620
	SOFTWARE - 4.2% *
11,100	athenahealth, Inc.		1,461,759
38,900	Cerner Corp.		2,317,273
18,900	Medidata Solutions, Inc.		837,081
			4,616,113

	TOTAL COMMON STOCK (Cost $98,155,261)		103,321,729

	SHORT-TERM INVESTMENTS - 2.0%
2,159,241	Fidelity Institutional Money Market Fund - Institutional Class, 0.01%** (Cost $2,159,241)		2,159,241

	TOTAL INVESTMENTS - 96.7% (Cost $100,314,503)(a)		$ 105,480,970
	OTHER ASSETS IN EXCESS OF LIABILITIES - 3.3%		3,593,199
	TOTAL NET ASSETS - 100.0%		$ 109,074,169

ADR- American Depositary Receipt
* Non-Income producing security.
** Interest rate reflects seven-day effective yield on September 30, 2014.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $100,314,502.
and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation	$ 15,375,656
		Unrealized depreciation	(10,209,188)
		Net unrealized appreciation	$ 5,166,468

Eventide Funds
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014

Security Valuation  — Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed- end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change. Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost, provided each such valuations represent fair value

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of September 30, 2014 for the Fund's assets and liabilities measured at fair value:

Eventide Funds
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014

	Eventide Gilead Fund
	Assets	Level 1	Level 2	Level 3	Total
	Common Stocks	$ 592,995,451	$ 3,703,286	$ -	$ 596,698,737
	Real Estate Investment Trust (REITs)	19,925,277	-	-	19,925,277
	Warrants	-	-*	-	-
	Corporate Bonds	-	265,000	-	265,000
	Short-Term Investments	112,672,503	-	-	112,672,503
	Total	$ 725,593,231	$ 3,968,286	$ -	$ 729,561,517

	Eventide Healthcare & Life Sciences Fund
	Assets	Level 1	Level 2	Level 3	Total
	Common Stocks	$ 103,321,729	$ -	$ -	$ 103,321,729
	Short-Term Investments	2,159,241	-	-	2,159,241
	Total	$ 105,480,970	$ -	$ -	$ 105,480,970

*	The market value of the warrant currently held is $0, as of September 30, 2014.
	For a detailed break-out of common stock by industry classification, please refer to the Schedule of Investments

There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

	The Fund did not hold any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By

*/s/ Jerry Szilagyi

       Jerry Szilagyi, President

Date

11/25/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Jerry Szilagyi

       Jerry Szilagyi, President

Date

11/25/2014

By

*/s/ Erik Naviloff

       Erik Naviloff, Treasurer

Date

11/25/2014